Digital assets (Tables)	6 Months Ended
Jun. 30, 2026
Digital assets
Summary of digital assets

	As of	As of
	December 31,	June 30,
	2025	2026
	(audited)	(unaudited)
Digital assets held on exchange institution	45,958	52,111

	As of	As of
	December 31,	June 30,
	2025	2026
	(audited)	(unaudited)
Bitcoin (“BTC”)	7,883	20,447
Ethereum (“ETH”)	5,937	3,812
USD Tether (“USDT”)	19,081	7,933
USD Coin (“USDC”)	12,449	17,882
Others (Note)	608	2,037
	45,958	52,111

Note:

Others mainly consist of “USDG”, “XRP”, “ADA”, “BCH”, “DOT”, “BNB”, “TRX” and “SOL”, no other crypto asset individually representing more than 5% of the total digital assets.